Submission	Sep. 12, 2024
Submission [Line Items]
Central Index Key	0001326732
Registrant Name	Xencor Inc
Registration File Number	333-270030
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES